SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Government departments	$ 17,331		$ 16,043
Employees (1)	368	[1]	274	[1]
Prepaid expenses and advances to suppliers	11,490		10,026
Deferred taxes	7,527		6,254
Restricted deposits	699		0
Other	1,448		1,038
Total	$ 38,863		$ 33,635

[1]	Some of these balances are linked to the CPI, and bear interest at an annual rate of 4%.